Distribution Date:	10/17/22	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson	(202) 715-9500
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	16-18		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	19		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	24-25		General Contact	(312) 332-7457
Modified Loan Detail	26		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762XAQ0	1.313000%	80,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762XAR8	3.001000%	161,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61762XAS6	3.824000%	107,200,000.00	12,829,223.99	2,300,235.99	40,882.46	0.00	0.00	2,341,118.45	10,528,988.00	45.22%	30.00%
A-3	61762XAT4	3.973000%	260,000,000.00	181,016,106.36	12,370,037.76	599,314.16	0.00	0.00	12,969,351.92	168,646,068.60	45.22%	30.00%
A-4	61762XAU1	4.259000%	284,721,000.00	284,721,000.00	0.00	1,010,522.28	0.00	0.00	1,010,522.28	284,721,000.00	45.22%	30.00%
A-S	61762XAW7	4.482000%	105,297,000.00	105,297,000.00	0.00	393,284.30	0.00	0.00	393,284.30	105,297,000.00	32.78%	21.75%
B	61762XAX5	4.755165%	74,983,000.00	74,983,000.00	0.00	297,130.47	0.00	0.00	297,130.47	74,983,000.00	23.93%	15.88%
C	61762XAZ0	4.755165%	52,648,000.00	52,648,000.00	0.00	208,624.95	0.00	0.00	208,624.95	52,648,000.00	17.71%	11.75%
D	61762XAC1	4.755165%	52,648,000.00	52,648,000.00	0.00	208,624.95	0.00	0.00	208,624.95	52,648,000.00	11.49%	7.63%
E	61762XAE7	4.755165%	19,145,000.00	19,145,000.00	0.00	75,864.70	0.00	0.00	75,864.70	19,145,000.00	9.23%	6.13%
F	61762XAG2	3.709000%	20,740,000.00	20,740,000.00	0.00	64,103.88	0.00	0.00	64,103.88	20,740,000.00	6.78%	4.50%
G	61762XAJ6	3.709000%	14,359,000.00	14,359,000.00	0.00	44,381.28	0.00	0.00	44,381.28	14,359,000.00	5.09%	3.38%
H	61762XAL1	3.709000%	43,075,957.00	43,075,957.00	0.00	65,315.27	0.00	0.00	65,315.27	43,075,957.00	0.00%	0.00%
R	61762XAN7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,316,958.00	861,462,287.35	14,670,273.75	3,008,048.70	0.00	0.00	17,678,322.45	846,792,013.60

X-A	61762XAV9	0.554176%	998,718,000.00	583,863,330.35	0.00	269,635.69	0.00	0.00	269,635.69	569,193,056.60
X-C	61762XAA5	1.046165%	78,174,957.00	78,174,957.00	0.00	68,153.27	0.00	0.00	68,153.27	78,174,957.00
Notional SubTotal			1,076,892,957.00	662,038,287.35	0.00	337,788.96	0.00	0.00	337,788.96	647,368,013.60

Deal Distribution Total					14,670,273.75	3,345,837.66	0.00	0.00	18,016,111.41

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762XAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762XAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61762XAS6	119.67559692	21.45742528	0.38136623	0.00000000	0.00000000	0.00000000	0.00000000	21.83879151	98.21817164
A-3	61762XAT4	696.21579369	47.57706831	2.30505446	0.00000000	0.00000000	0.00000000	0.00000000	49.88212277	648.63872538
A-4	61762XAU1	1,000.00000000	0.00000000	3.54916666	0.00000000	0.00000000	0.00000000	0.00000000	3.54916666	1,000.00000000
A-S	61762XAW7	1,000.00000000	0.00000000	3.73500005	0.00000000	0.00000000	0.00000000	0.00000000	3.73500005	1,000.00000000
B	61762XAX5	1,000.00000000	0.00000000	3.96263780	0.00000000	0.00000000	0.00000000	0.00000000	3.96263780	1,000.00000000
C	61762XAZ0	1,000.00000000	0.00000000	3.96263771	0.00000000	0.00000000	0.00000000	0.00000000	3.96263771	1,000.00000000
D	61762XAC1	1,000.00000000	0.00000000	3.96263771	0.00000000	0.00000000	0.00000000	0.00000000	3.96263771	1,000.00000000
E	61762XAE7	1,000.00000000	0.00000000	3.96263776	0.00000000	0.00000000	0.00000000	0.00000000	3.96263776	1,000.00000000
F	61762XAG2	1,000.00000000	0.00000000	3.09083317	0.00000000	0.00000000	0.00000000	0.00000000	3.09083317	1,000.00000000
G	61762XAJ6	1,000.00000000	0.00000000	3.09083362	0.00000000	0.00000000	0.00000000	0.00000000	3.09083362	1,000.00000000
H	61762XAL1	1,000.00000000	0.00000000	1.51628134	1.57455190	75.45654668	0.00000000	0.00000000	1.51628134	1,000.00000000
R	61762XAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762XAV9	584.61280396	0.00000000	0.26998181	0.00000000	0.00000000	0.00000000	0.00000000	0.26998181	569.92369878
X-C	61762XAA5	1,000.00000000	0.00000000	0.87180438	0.00000000	0.00000000	0.00000000	0.00000000	0.87180438	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	40,882.46	0.00	40,882.46	0.00	0.00	0.00	40,882.46	0.00
A-3	09/01/22 - 09/30/22	30	0.00	599,314.16	0.00	599,314.16	0.00	0.00	0.00	599,314.16	0.00
A-4	09/01/22 - 09/30/22	30	0.00	1,010,522.28	0.00	1,010,522.28	0.00	0.00	0.00	1,010,522.28	0.00
X-A	09/01/22 - 09/30/22	30	0.00	269,635.69	0.00	269,635.69	0.00	0.00	0.00	269,635.69	0.00
X-C	09/01/22 - 09/30/22	30	0.00	68,153.27	0.00	68,153.27	0.00	0.00	0.00	68,153.27	0.00
A-S	09/01/22 - 09/30/22	30	0.00	393,284.30	0.00	393,284.30	0.00	0.00	0.00	393,284.30	0.00
B	09/01/22 - 09/30/22	30	0.00	297,130.47	0.00	297,130.47	0.00	0.00	0.00	297,130.47	0.00
C	09/01/22 - 09/30/22	30	0.00	208,624.95	0.00	208,624.95	0.00	0.00	0.00	208,624.95	0.00
D	09/01/22 - 09/30/22	30	0.00	208,624.95	0.00	208,624.95	0.00	0.00	0.00	208,624.95	0.00
E	09/01/22 - 09/30/22	30	0.00	75,864.70	0.00	75,864.70	0.00	0.00	0.00	75,864.70	0.00
F	09/01/22 - 09/30/22	30	0.00	64,103.88	0.00	64,103.88	0.00	0.00	0.00	64,103.88	0.00
G	09/01/22 - 09/30/22	30	0.00	44,381.28	0.00	44,381.28	0.00	0.00	0.00	44,381.28	0.00
H	09/01/22 - 09/30/22	30	3,182,537.63	133,140.60	0.00	133,140.60	67,825.33	0.00	0.00	65,315.27	3,250,362.96
Totals			3,182,537.63	3,413,662.99	0.00	3,413,662.99	67,825.33	0.00	0.00	3,345,837.66	3,250,362.96

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61762XAW7	4.482000%	105,297,000.00	105,297,000.00	0.00	393,284.30	0.00	0.00	393,284.30	105,297,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61762XAX5	4.755165%	74,983,000.00	74,983,000.00	0.00	297,130.47	0.00	0.00	297,130.47	74,983,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61762XAZ0	4.755165%	52,648,000.00	52,648,000.00	0.00	208,624.95	0.00	0.00	208,624.95	52,648,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			232,928,000.03	232,928,000.00	0.00	899,039.72	0.0	0.00	899,039.72	232,928,000.00

Exchangeable Certificate Details
PST	61762XAY3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	18,016,111.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,431,546.64	Master Servicing Fee	13,828.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,089.05
Interest Adjustments	0.00	Trustee Fee	279.98
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.94
ARD Interest	0.00	Trust Advisor Fee	797.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Pari Passu Servicing Fee	529.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,431,546.64	Total Fees	17,883.65

Principal		Expenses/Reimbursements
Scheduled Principal	1,901,185.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,438.70
Principal Prepayments	12,769,088.68	Special Servicing Fees (Monthly)	18,386.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	14,670,273.73	Total Expenses/Reimbursements	67,825.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,345,837.66
Excess Liquidation Proceeds	0.00	Principal Distribution	14,670,273.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	18,016,111.41
Total Funds Collected	18,101,820.37	Total Funds Distributed	18,101,820.39

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	861,462,287.38	861,462,287.38	Beginning Certificate Balance	861,462,287.35
(-) Scheduled Principal Collections	1,901,185.05	1,901,185.05	(-) Principal Distributions	14,670,273.75
(-) Unscheduled Principal Collections	12,769,088.68	12,769,088.68	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	846,792,013.63	846,792,013.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	862,926,300.89	862,926,300.89	Ending Certificate Balance	846,792,013.60
Ending Actual Collateral Balance	848,323,320.61	848,323,320.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.03)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.03)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	268,752,759.97	31.74%	11	4.4596	NAP	Defeased	21	268,752,759.97	31.74%	11	4.4596	NAP
10,000,000 or less	18	95,067,685.41	11.23%	11	5.0958	1.842596	1.30 or less	12	231,022,388.33	27.28%	11	5.1200	0.917173
10,000,001 to 20,000,000	7	92,640,639.52	10.94%	10	4.7492	1.891920	1.31-1.40	1	10,633,298.90	1.26%	11	5.2700	1.399200
20,000,001 to 30,000,000	4	98,043,904.65	11.58%	10	4.8397	1.187297	1.41-1.50	3	126,087,301.97	14.89%	10	4.8242	1.433307
30,000,001 to 40,000,000	5	171,560,087.47	20.26%	10	5.1389	1.495638	1.51-1.60	2	15,120,901.32	1.79%	11	5.2194	1.563072
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	8	90,628,560.85	10.70%	9	4.3742	1.656251
50,000,001 to 60,000,000	1	50,635,076.89	5.98%	10	5.2000	0.561400	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 80,000,000	1	70,091,859.72	8.28%	10	4.3700	1.419100	1.81-1.90	1	3,837,848.18	0.45%	12	5.5200	1.850100
80,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.01	2	36,576,033.59	4.32%	11	5.2086	1.956325
120,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.02-2.10	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	846,792,013.63	100.00%	11	4.7812	1.535482	2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21-2.30	0	0.00	0.00%	0	0.0000	0.000000
							2.31-2.40	1	14,500,000.00	1.71%	8	3.9650	2.367800
							2.41-2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61-2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71-3.00	2	5,650,199.94	0.67%	10	4.6534	2.852487
							3.01 or greater	4	43,982,720.58	5.19%	11	5.2786	3.205839
							Totals	57	846,792,013.63	100.00%	11	4.7812	1.535482
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	32	268,752,759.97	31.74%	11	4.4596	NAP
							Defeased	32	268,752,759.97	31.74%	11	4.4596	NAP
California	13	69,399,608.52	8.20%	11	5.3087	2.135104
							Lodging	3	64,885,741.06	7.66%	10	5.2545	0.951698
Connecticut	1	22,461,340.27	2.65%	11	4.8200	0.988000
							Mixed Use	1	2,926,995.43	0.35%	11	5.5900	1.610100
Florida	4	72,206,274.77	8.53%	9	4.2399	1.146840
							Mobile Home Park	1	11,387,937.21	1.34%	11	5.0500	3.010200
Georgia	1	6,833,202.36	0.81%	11	5.4900	3.859600
							Multi-Family	4	26,808,613.10	3.17%	11	5.1229	1.233394
Illinois	2	65,135,076.89	7.69%	10	4.9251	0.963530
							Office	3	106,058,164.09	12.52%	10	5.0903	1.370464
Kentucky	1	6,561,643.38	0.77%	12	5.2600	1.622200
							Retail	28	360,010,221.82	42.51%	10	4.7944	1.442943
Michigan	3	22,166,786.07	2.62%	11	5.1319	2.325737
							Self Storage	1	5,961,581.01	0.70%	11	5.3850	3.399600
Nevada	2	28,885,180.57	3.41%	12	5.4423	0.819732
							Totals	73	846,792,013.63	100.00%	11	4.7812	1.535482
New York	3	114,233,273.60	13.49%	10	5.0841	1.385272

North Dakota	3	20,246,969.72	2.39%	11	5.0784	1.107389

Pennsylvania	3	31,131,016.47	3.68%	11	5.2651	1.515510

Texas	3	13,057,469.24	1.54%	10	5.1000	1.383103

Utah	1	70,091,859.72	8.28%	10	4.3700	1.419100

Virginia	1	35,629,552.14	4.21%	11	5.1400	1.272600

Totals	73	846,792,013.63	100.00%	11	4.7812	1.535482

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	268,752,759.97	31.74%	11	4.4596	NAP	Defeased	21	268,752,759.97	31.74%	11	4.4596	NAP
	4.000% or less	6	65,090,910.86	7.69%	8	3.9238	1.685915	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	3	105,980,759.84	12.52%	9	4.3769	1.531292	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	39,156,046.79	4.62%	11	4.7351	0.938245	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.500%	22	361,046,692.56	42.64%	11	5.2844	1.470050	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	2	6,764,843.61	0.80%	12	5.5503	1.746257	49 months or greater	36	578,039,253.66	68.26%	10	4.9307	1.472794
	Totals	57	846,792,013.63	100.00%	11	4.7812	1.535482	Totals	57	846,792,013.63	100.00%	11	4.7812	1.535482
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	265,655,842.11	31.37%	10	4.4475	NAP	Defeased	20	265,655,842.11	31.37%	10	4.4475	NAP
	60 months or less	36	578,039,253.66	68.26%	10	4.9307	1.472794	Interest Only	3	44,300,000.00	5.23%	10	4.8111	2.503098
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	237 months or less	33	533,739,253.66	63.03%	10	4.9406	1.387280
85 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
115 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	843,695,095.77	99.63%	10	4.7786	1.536558
	Totals	56	843,695,095.77	99.63%	10	4.7786	1.536558
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	268,752,759.97	31.74%	11	4.4596	NAP	Defeased	1	3,096,917.86	0.37%	132	5.5000	NAP
Underwriter's Information		5	73,088,871.43	8.63%	9	4.6355	1.545459	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	479,271,626.42	56.60%	10	4.9458	1.509976	79 to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	25,678,755.81	3.03%	12	5.4900	0.572000	85 to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	846,792,013.63	100.00%	11	4.7812	1.535482	121 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
								Totals	1	3,096,917.86	0.37%	132	5.5000	1.242336
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1340738	RT	Merrimack	NH	Actual/360	3.775%	350,306.55	253,589.38	0.00	N/A	07/01/23	--	111,355,726.00	111,102,136.60	10/01/22
2A	28000367	OF	Brooklyn	NY	Actual/360	5.406%	159,963.22	113,855.73	0.00	N/A	09/01/23	--	35,507,930.06	35,394,074.33	10/01/22
2B	200280367				Actual/360	5.406%	159,963.22	113,855.73	0.00	N/A	09/01/23	--	35,507,930.06	35,394,074.33	10/01/22
3	1340557	RT	Salt Lake City	UT	Actual/360	4.370%	255,864.00	168,277.83	0.00	N/A	08/01/23	--	70,260,137.55	70,091,859.72	10/01/22
4	300691005	LO	Chicago	IL	Actual/360	5.200%	220,144.29	167,451.70	0.00	N/A	08/01/23	--	50,802,528.59	50,635,076.89	10/01/22
5A	453000179	RT	Clearwater	FL	Actual/360	3.912%	42,119.91	24,104.55	0.00	N/A	06/01/23	--	12,920,218.31	12,896,113.76	10/01/22
5B	453000181				Actual/360	3.912%	95,704.51	54,770.15	0.00	N/A	06/01/23	--	29,357,210.80	29,302,440.65	10/01/22
5C	453000183				Actual/360	3.912%	1,435.14	821.31	0.00	N/A	06/01/23	--	440,227.09	439,405.78	10/01/22
5D	453000185				Actual/360	3.912%	15,938.52	9,121.35	0.00	N/A	06/01/23	--	4,889,115.57	4,879,994.22	07/01/20
5E	453000187				Actual/360	3.912%	10,036.56	5,743.77	0.00	N/A	06/01/23	--	3,078,700.22	3,072,956.45	07/01/20
7	300961007	Various Various		CA	Actual/360	5.310%	140,715.93	102,948.58	0.00	N/A	09/01/23	--	31,800,210.31	31,697,261.73	10/01/22
8	1340333	RT	Burke	VA	Actual/360	5.140%	152,897.48	66,357.45	0.00	N/A	09/01/23	--	35,695,909.59	35,629,552.14	10/01/22
10	1238578	OF	New York	NY	Actual/360	4.410%	123,123.49	57,864.50	0.00	N/A	06/05/23	--	33,502,989.44	33,445,124.94	10/05/22
11	300961011	MU	Norcross	GA	Actual/360	5.250%	106,845.93	78,920.86	0.00	N/A	10/01/23	--	24,421,927.60	24,343,006.74	10/01/22
12	300961012	RT	North Las Vegas	NV	Actual/360	5.490%	117,720.17	52,428.35	0.00	N/A	10/01/23	--	25,731,184.16	25,678,755.81	10/01/20
13	300961013	MH	Various	WI	Actual/360	4.407%	81,027.22	52,886.60	0.00	N/A	07/01/23	--	22,063,231.62	22,010,345.02	10/01/22
15	300961015	RT	Lansdale	PA	Actual/360	5.370%	92,383.79	43,053.83	0.00	N/A	09/01/23	--	20,644,421.75	20,601,367.92	10/01/22
16	300961016	RT	Avon	CT	Actual/360	4.820%	90,363.70	35,846.28	0.00	N/A	09/01/23	--	22,497,186.55	22,461,340.27	10/01/22
19	300961019	RT	Redwood City	CA	Actual/360	5.305%	87,532.50	0.00	0.00	N/A	10/01/23	--	19,800,000.00	19,800,000.00	10/01/22
20	1341048	LO	Sherman Oaks	CA	Actual/360	5.100%	64,646.60	30,369.61	0.00	N/A	07/01/23	--	15,210,965.73	15,180,596.12	10/01/22
22	300961022	OF	Chicago	IL	Actual/360	4.700%	50,130.77	12,799,346.77	0.00	N/A	03/01/23	--	12,799,346.77	0.00	10/01/22
24	300961024	RT	Chicago	IL	Actual/360	3.965%	47,910.42	0.00	0.00	N/A	06/01/23	--	14,500,000.00	14,500,000.00	10/01/22
25	300961025	MH	Flat Rock	MI	Actual/360	5.050%	48,028.83	24,855.18	0.00	N/A	09/01/23	--	11,412,792.39	11,387,937.21	10/01/22
26	300961026	RT	Winter Haven	FL	Actual/360	4.650%	45,876.72	23,218.61	0.00	N/A	08/01/23	--	11,839,153.27	11,815,934.66	10/01/22
27	1340893	MF	Grand Forks	ND	Actual/360	5.040%	48,843.02	21,936.02	0.00	N/A	09/01/23	--	11,629,291.01	11,607,354.99	10/01/22
28	300961028	MF	Katy	TX	Actual/360	5.500%	48,209.02	21,401.91	0.00	N/A	10/01/23	--	10,518,332.62	10,496,930.71	10/01/22
30	300961030	RT	Santa Barbara	CA	Actual/360	5.270%	46,767.17	15,771.90	0.00	N/A	09/01/23	--	10,649,070.80	10,633,298.90	10/01/22
31	300961031	IN	Paterson	NJ	Actual/360	4.310%	33,140.45	18,387.27	0.00	N/A	06/01/23	--	9,227,040.25	9,208,652.98	10/01/22
32	300961032	RT	Frisco	TX	Actual/360	4.570%	29,783.26	27,597.59	0.00	N/A	07/01/23	--	7,820,548.39	7,792,950.80	10/01/22
33	1340610	RT	New York	NY	Actual/360	5.060%	42,166.67	0.00	0.00	N/A	09/01/23	--	10,000,000.00	10,000,000.00	10/01/22
34	1340894	MF	Grand Forks	ND	Actual/360	5.130%	37,003.24	16,114.24	0.00	N/A	09/01/23	--	8,655,728.97	8,639,614.73	10/01/22
35	300961035	LO	Katy	TX	Actual/360	5.410%	33,481.39	9,094.60	0.00	N/A	08/01/23	--	7,426,556.41	7,417,461.81	10/01/22
36	1340546	RT	Plymouth	MI	Actual/360	5.080%	33,311.77	17,068.33	0.00	N/A	09/01/23	--	7,868,921.76	7,851,853.43	10/01/22
39	300961039	SS	Plantation	FL	Actual/360	4.955%	35,097.92	0.00	0.00	N/A	08/01/23	--	8,500,000.00	8,500,000.00	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
41	300961041	RT	Fresno	CA	Actual/360	5.370%	32,583.54	12,189.23	0.00	N/A	09/01/23	--	7,281,237.12	7,269,047.89	10/01/22
42	300961042	LO	Cartersville	GA	Actual/360	5.490%	31,326.16	14,046.78	0.00	N/A	09/01/23	--	6,847,249.14	6,833,202.36	10/01/22
43	300961043	MH	Various	WI	Actual/360	4.407%	24,062.53	15,705.67	0.00	N/A	07/01/23	--	6,552,085.45	6,536,379.78	10/01/22
44	300961044	SS	Royal Palm Beach	FL	Actual/360	5.450%	30,740.29	13,867.53	0.00	N/A	10/01/23	--	6,768,503.25	6,754,635.72	10/01/22
45	300961045	MF	Lexington	KY	Actual/360	5.260%	28,822.48	13,827.83	0.00	N/A	10/01/23	--	6,575,471.21	6,561,643.38	10/01/22
46	300961046	SS	Los Angeles	CA	Actual/360	5.522%	30,353.76	13,472.34	0.00	N/A	09/01/23	--	6,596,253.76	6,582,781.42	10/01/22
49	300961049	SS	Coral Springs	FL	Actual/360	5.385%	26,808.39	12,433.25	0.00	N/A	09/01/23	--	5,974,014.26	5,961,581.01	10/01/22
51	300961051	RT	Hermitage	PA	Actual/360	5.500%	25,952.66	11,521.41	0.00	N/A	10/01/23	--	5,662,398.10	5,650,876.69	10/01/22
53	300961053	RT	Hanover	PA	Actual/360	4.550%	18,563.86	17,191.30	0.00	N/A	08/01/23	--	4,895,963.16	4,878,771.86	10/01/22
54	300961054	MF	Fairborn	OH	Actual/360	4.250%	18,172.18	12,549.47	0.00	N/A	07/01/23	--	5,130,968.04	5,118,418.57	10/01/22
55	300961055	SS	Naples	FL	Actual/360	4.955%	25,600.83	0.00	0.00	N/A	08/01/23	--	6,200,000.00	6,200,000.00	10/01/22
56	300961056	SS	North Hollywood	CA	Actual/360	5.522%	23,652.29	10,497.91	0.00	N/A	09/01/23	--	5,139,939.10	5,129,441.19	10/01/22
58	300961058	SS	Various	CA	Actual/360	4.740%	22,258.25	0.00	0.00	N/A	08/01/23	--	5,635,000.00	5,635,000.00	10/01/22
61	300961061	MH	Lockport	NY	Actual/360	5.190%	16,923.30	8,307.39	0.00	N/A	10/01/23	--	3,912,901.22	3,904,593.83	10/01/22
62	1340675	RT	Harlingen	TX	Actual/360	5.500%	14,270.68	16,684.25	0.00	N/A	10/01/33	--	3,113,602.11	3,096,917.86	10/01/22
63	1340450	RT	Pembroke Pines	FL	Actual/360	5.520%	17,690.00	7,803.19	0.00	N/A	10/01/23	--	3,845,651.37	3,837,848.18	10/01/22
65	1340480	OF	Santa Monica	CA	Actual/360	4.570%	14,975.49	7,502.04	0.00	N/A	07/01/23	--	3,932,296.17	3,924,794.13	10/01/22
66	1340853	RT	Rowlett	TX	Actual/360	5.130%	13,701.68	8,838.84	0.00	N/A	09/01/23	--	3,205,071.09	3,196,232.25	10/01/22
67	300961067	RT	Las Vegas	NV	Actual/360	5.060%	13,549.89	6,988.90	0.00	N/A	09/01/23	--	3,213,413.66	3,206,424.76	10/01/22
68	300961068	RT	Round Rock	TX	Actual/360	4.120%	8,441.20	14,827.04	0.00	N/A	07/01/23	--	2,458,602.22	2,443,775.18	10/01/22
69	300961069	MU	Livonia	MI	Actual/360	5.590%	13,677.98	9,242.55	0.00	N/A	09/01/23	--	2,936,237.98	2,926,995.43	10/01/22
70	300961070	MH	St Johns	MI	Actual/360	5.623%	13,585.00	5,839.14	0.00	N/A	09/01/23	--	2,899,164.36	2,893,325.22	10/01/22
71	300961071	RT	Pendleton	OR	Actual/360	4.070%	7,775.41	5,705.46	0.00	N/A	08/01/23	--	2,292,503.46	2,286,798.00	10/01/22
72	300961072	MH	Coloma	MI	Actual/360	5.580%	9,575.41	4,172.23	0.00	N/A	09/01/23	--	2,059,227.51	2,055,055.28	10/01/22
Totals							3,431,546.64	14,670,273.73	0.00				861,462,287.38	846,792,013.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2A	10,075,863.00	8,115,979.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,800,331.00	3,963,735.65	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,679,827.60	5,815,820.60	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	9,878,285.60	2,444,198.90	01/01/22	03/31/22	03/11/22	4,703,461.59	249,064.98	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	03/11/22	10,687,165.66	565,676.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	--	--	03/11/22	160,259.78	8,490.33	0.00	0.00	0.00	0.00
5D	0.00	0.00	--	--	03/11/22	4,951,108.44	250,727.71	9,248.65	422,673.09	0.00	0.00
5E	0.00	0.00	--	--	03/11/22	3,117,737.45	157,738.07	5,860.96	266,305.88	0.00	0.00
7	5,765,883.13	3,015,358.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,221,580.65	902,162.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,056,490.28	1,985,828.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,301,713.00	0.00	--	--	04/11/22	5,220,421.36	1,458,311.37	145,852.49	2,682,687.59	114,288.13	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,080,659.00	1,311,373.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,426,721.35	809,901.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,271,256.51	1,669,360.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,787,535.59	725,375.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,583,934.87	1,349,322.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	244,209.22	01/01/22	06/30/22	12/13/21	0.00	0.00	0.00	0.00	0.00	0.00
27	1,036,741.00	525,927.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,137,854.00	1,095,624.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,153,110.92	421,682.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	763,539.30	346,300.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	370,992.10	430,193.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	898,806.22	527,582.11	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	780,470.00	876,296.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	2,102,078.00	2,292,313.73	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	886,901.16	445,434.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,413,813.00	806,890.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	605,248.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	973,837.00	226,039.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	560,139.45	302,888.87	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	2,222.98	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	339,625.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	712,027.67	724,499.43	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	859,719.00	884,697.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	447,639.09	243,843.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	71,972,623.31	42,502,837.75				28,840,154.28	2,690,008.46	160,962.10	3,371,666.56	116,511.11	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	300961022	12,769,088.68	Payoff Prior to Maturity	0.00	0.00
Totals		12,769,088.68		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	3	33,631,706.48	0	0.00	1	11,815,934.66	0	0.00	0	0.00	1	12,769,088.68	4.781209%	4.729775%	11
09/16/22	0	0.00	0	0.00	3	33,698,999.95	0	0.00	1	11,839,153.27	0	0.00	0	0.00	0	0.00	4.780077%	4.729053%	11
08/17/22	1	11,860,756.16	0	0.00	3	33,761,228.35	0	0.00	0	0.00	0	0.00	0	0.00	2	8,243,447.71	4.780141%	4.729124%	12
07/15/22	0	0.00	0	0.00	3	33,823,182.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787000%	4.736232%	14
06/17/22	0	0.00	0	0.00	3	33,889,659.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787069%	4.736308%	15
05/17/22	0	0.00	0	0.00	3	33,951,048.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787128%	4.736373%	16
04/18/22	0	0.00	0	0.00	3	34,016,980.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787194%	4.736446%	17
03/17/22	0	0.00	0	0.00	3	34,077,808.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787251%	4.736509%	18
02/17/22	0	0.00	0	0.00	3	34,152,867.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787333%	4.736598%	19
01/18/22	0	0.00	0	0.00	6	77,545,386.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787387%	4.721933%	20
12/17/21	1	52,248,487.85	3	43,405,028.58	3	34,273,060.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787440%	4.721978%	21
11/18/21	0	0.00	0	0.00	6	77,819,852.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.787501%	4.722031%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5D	453000185	07/01/20	26	6	9,248.65	422,673.09	0.00	5,109,885.58	06/19/20	13
5E	453000187	07/01/20	26	6	5,860.96	266,305.88	0.00	3,217,720.28	06/19/20	13
12	300961012	10/01/20	23	6	145,852.49	2,682,687.59	349,625.14	26,835,407.61	10/04/18	2
Totals					160,962.10	3,371,666.56	349,625.14	35,163,013.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		843,695,096	798,247,455	33,631,706		11,815,935
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,096,918	3,096,918	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	846,792,014	801,344,372	0	0	33,631,706	11,815,935
Sep-22	861,462,287	815,924,134	0	0	33,699,000	11,839,153
Aug-22	863,250,365	817,628,381	11,860,756	0	33,761,228	0
Jul-22	873,289,909	839,466,726	0	0	33,823,183	0
Jun-22	875,185,829	841,296,169	0	0	33,889,660	0
May-22	876,966,673	843,015,624	0	0	33,951,049	0
Apr-22	878,847,892	844,830,911	0	0	34,016,981	0
Mar-22	880,613,609	846,535,800	0	0	34,077,809	0
Feb-22	882,696,765	848,543,898	0	0	34,152,868	0
Jan-22	884,446,577	806,901,190	0	0	77,545,387	0
Dec-21	886,189,165	756,262,588	52,248,488	43,405,029	34,273,061	0
Nov-21	888,033,514	810,213,662	0	0	77,819,852	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5D	453000185	4,879,994.22	5,109,885.58	92,300,000.00	11/02/21	534,833.70	1.66020	03/31/22	06/01/23	251
5E	453000187	3,072,956.45	3,217,720.28	92,300,000.00	11/02/21	336,787.45	1.66020	03/31/22	06/01/23	251
5A	453000179	12,896,113.76	12,896,113.76	92,300,000.00	11/02/21	9,912,584.43	1.11270	03/31/22	06/01/23	251
5B	453000181	29,302,440.65	29,302,440.65	92,300,000.00	11/02/21	3,211,465.57	1.66020	03/31/22	06/01/23	251
5C	453000183	439,405.78	439,405.78	92,300,000.00	11/02/21	48,157.66	1.66020	03/31/22	06/01/23	251
12	300961012	25,678,755.81	26,835,407.61	26,700,000.00	01/20/22	1,301,713.00	0.63750	06/30/22	10/01/23	251
26	300961026	11,815,934.66	11,815,934.66	13,300,000.00	09/04/22	492,466.11	0.58900	06/30/22	08/01/23	251
Totals		88,085,601.33	89,616,908.32	501,500,000.00		15,838,007.91

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5A	453000179	RT	FL	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5B	453000181	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5C	453000183	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5D	453000185	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

5E	453000187	Various	Various	06/19/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

12	300961012	RT	NV	10/04/18	2

The loan transferred to special servicing on 10/4/18 following the closure of Toys R Us (65,705sf; 35.63% NRA; 43% EGI). A receiver was appointed on 7/2/19. Lease extensions for PetSmart, Staples, and Michaels have been executed since that time. The prop erty was inspected in August 2022 and was found to be in generally good condition. An undeveloped collateral pad site was sold in October 2021 and proceeds were applied. A new anchor lease (Burlington) has been executed for approximately half of the vaca nt former Toys R Us box. The SpecialServicer is moving forward with foreclosure, which is expected to be completed by 11/1/2022. The property is 64% occupied as of September 2022. Burlington is

	expected to open for business in Q4-2022, which will increas e occupancy to 79%, leaving the remaining 38K SF of anchor space vacant for which lease prospects are under review.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	300961026	RT	FL	10/19/20	7

The Loan transferred to Special Servicing on 10/19/2020 due to imminent monetary default. Loan is secured by a 185,705 SF shopping center located in Winter Haven, FL. As of September 2022 the center was 54.2% leased by 10 tenants. The anchor tenant, Belk, extended its lease through 7/31/2026. While Belk has filed chapter 11 bankruptcy, they have accepted this lease. An August 2022 inspection found the asset to be in generally good condition with the former Macy's anchor space to be in fair condition with some deferred maintenance. Title was received in August 2022. The receiver is in the process of being dismissed. The SpecialServicer is evaluating next steps. Leasing efforts continue for the former Macy's anchor space as well as for the remaining inline vacancy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A	0.00	0.00	2,691.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	6,116.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5C	0.00	0.00	91.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5D	0.00	0.00	1,018.57	0.00	0.00	15,757.03	0.00	0.00	0.00	0.00	0.00	0.00
5E	0.00	0.00	641.40	0.00	0.00	9,885.25	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,360.66	0.00	0.00	23,796.42	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,466.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	18,386.63	0.00	0.00	49,438.70	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		67,825.33

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Supplemental Notes
Exchange of Exchangeable Certificates--March 2016

In March 2016 an exchange of exchangeable certificates took effect in which $116,464,000.00 of Class PST was exchanged for $52,648,500.00 of Class A-S, $37,491,500.00 of Class B, and $26,324,000.00 of Class C.

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